Convertible Preferred Shares and Redeemable Convertible Preferred Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended							21 Months Ended
	Jan. 08, 2020 USD ($) $ / shares shares	Dec. 30, 2019 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 27, 2019 $ / shares shares	Jan. 01, 2019 shares	Dec. 31, 2017 $ / shares
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Proceeds from redeemable convertible preferred stock			¥ 124,730	$ 19,116	¥ 349,395	¥ 2,851,883
Preferred stock beneficial conversion price | $ / shares	$ 0.91
Fair value per ordinary share | $ / shares	$ 0.76
Preferred stock, liquidation preference, percentage of issue price			120.00%	120.00%
Minimum percentage of securities required for registration rights			30.00%	30.00%
Minimum period required for registration rights request			60 days	60 days
Minimum period after effective date required for other registration			90 days	90 days
Minimum sale price required for registrable securities | $				$ 2,000,000
Series A Convertible Preferred Shares [Member]
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares issued												458,116,000
Preferred stock, shares outstanding												458,116,000
Preferred stock sale or issue price per share | $ / shares								$ 0.07	$ 0.07
Proceeds from issue of convertible preferred stock | $								$ 34,000	$ 34,000
Series B Convertible Preferred Shares [Member]
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, shares issued												153,603,600
Temporary equity, shares outstanding												153,603,600
Temporary equity issue price per share | $ / shares								$ 0.36
Proceeds from redeemable convertible preferred stock | $								$ 54,988
Minimum pre-IPO market value required for redemption of preferred shares | $				1,512,500
Minimum proceeds required from IPO for redemption of preferred shares | $				$ 151,250
Series C Convertible Preferred Shares [Member]
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, shares issued				0	185,665,192							185,665,192
Temporary equity, shares outstanding				0	185,665,192							185,665,192
Temporary equity issue price per share | $ / shares							$ 0.59
Proceeds from redeemable convertible preferred stock | $							$ 108,903
Expiration date for completion of IPO			May 16, 2021	May 16, 2021
Series D Convertible Preferred Shares [Member]
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, shares issued				0	842,738,782							842,738,782
Temporary equity, shares outstanding				0	842,738,782							842,738,782
Temporary equity issue price per share | $ / shares										$ 0.88			$ 0.85
Proceeds from redeemable convertible preferred stock | $										$ 721,000
Series D and D+ Convertible Preferred Shares [Member]
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Minimum pre-IPO market value required for redemption of preferred shares | $				$ 3,000,000
Minimum proceeds required from IPO for redemption of preferred shares | $				$ 300,000
Series D+ Convertible Preferred Shares [Member]
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, shares issued				0	55,089,998
Temporary equity, shares outstanding				0	55,089,998
Temporary equity shares subscribed but not yet issued											77,125,997
Temporary equity issue price per share | $ / shares											$ 0.91
Proceeds from redeemable convertible preferred stock | $	$ 20,000	$ 50,000
Temporary equity shares issued during the period shares	22,035,999	55,089,998